Financial income and costs	12 Months Ended
Dec. 31, 2019
Financial income and costs
Financial income and costs

(29) Financial income and costs

	2019	2018	2017
Interest income	$988,005	1,072,991	848,148
Income from interest in accounts receivable	3,627	4,516	8,961
Foreign exchange gain, net	—	39,323	230,532
Effects of valuation of derivative financial instruments	—	23,919	—
Financial income	991,632	1,140,749	1,087,641

Effects of valuation of derivative financial instruments	(8,029)	—	(84,094)
Foreign exchange loss, net	(272,220)	—	—
Interest expense and financial expenses on financial debt	(250,820)	(185,913)	(188,597)
Interest paid on lease	(37,797)	—	—
Commissions and other financial expenses	(41,502)	(146,255)	(67,400)
Financial costs	(610,368)	(332,168)	(340,091)
Financial income, net	$381,264	808,581	747,550